Subsequent Events (Notes)	12 Months Ended
Mar. 31, 2020
Subsequent Event [Line Items]
Subsequent Events [Text Block]	21. SUBSEQUENT EVENTS The COVID-19 pandemic began to impact our business late in fiscal 2020. The coronavirus pandemic and related public health recommendations and mandated precautions to mitigate the spread of COVID-19, including deferral of medical procedures and treatments and shelter-in-place orders or similar measures, is negatively affecting, and is expected to continue to affect some of our operations which would impact our financial position and cash flows in fiscal 2021. We have experienced and expect to continue to experience unpredictable fluctuations in demand for certain of our products and services, including some products and services that are experiencing increased demand.